SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE M – SUBSEQUENT EVENTS

In October 2021, the Company commenced an offering of up to $1,400,000 of convertible promissory notes (the “Notes”) under Rule 506(b) of Regulation D of the Securities Act of 1933, as amended, (the “Note Offering”). Each Note bears simple interest at the rate of 7% per annum and is due and payable twelve months after the initial issuance of the Note (the “Maturity Date”). If the Company’s common stock is listed on the NASDAQ Market System on or before the Maturity Date, the noteholders (“Noteholders”) will have the option to convert all or a portion of their outstanding Notes into shares of the Company’s common stock at a rate equal to the greater of $5.00 per share or a price equal to eighty-five percent (85%) of the 10-day moving average of the Company’s public trading price as shown on the NASDAQ Market System. If the Note is converted before the Company’s common stock has commenced to trade on the public securities trading market, then (a) the conversion price will be $5.00 per share, and (b) immediately upon the conversion, the converting Noteholders will be issued a number of new warrants from the Company equal to the dollar amount of the conversion divided by $5.00 (the “Warrants”). The Warrants will be exercisable until December 31, 2022 at an exercise price equal to the greater of (i) five dollars ($5.00) or (ii) eighty-five percent (85%) of the 10-day moving average of the Borrower’s public trading price as shown on the NASDAQ Market System.

In October 2021, Wytec issued a total of 40,000 shares of common stock and 40,000 of common stock purchase warrants to six investors pursuant to the Company’s Unit Offering.

In October 2021, the president of the Company loaned $10,000 to the Company pursuant to a promissory note. The note bears simple interest at a rate of 5% per annum with a maturity date of October 21, 2022.

In November 2021, the Company issued a total of 4,100 shares of common stock in consideration for the exercise of 4,100 common stock purchase warrants by two warrant holders at an exercise price of $5.00 per share.

In November 2021, Wytec issued a total of 17,000 shares of common stock and 17,000 of common stock purchase warrants to two investors pursuant to the Company’s Unit Offering.

On November 4, 2021, Ms. Erica Perez was appointed as a director of Wytec.